Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	£ 393.2	£ 534.3	£ 435.8
Corporate bonds and bank loans	230.9	468.2
Bank overdrafts, bonds and bank loans	£ 624.1	£ 1,002.5